Schedule of Long-Term and Other Debt (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NZD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 516,490		$ 517,641
Less: unamortized discount	(2,817)		(3,499)
Less: deferred financing costs	(6,848)		(6,890)
Total debt	506,825		507,252
Less: current portion of debt	(8,293)		(10,705)
Total long-term debt	498,532		496,547
Total debt	506,825		507,252
Triology LLC Due 2022 Notes
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	350,000		350,000
Other
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	2,914		3,127
New Zealand | 2021 Senior Facilities Agreement
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	137,554
Less: deferred financing costs	(5,700)	$ (8.4)
New Zealand | 2019 Senior Facilities Agreement
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs			136,859
Bolivia | Syndicated Loan 2021
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	15,022		20,655
Bolivia | Bank Loan 2022
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	7,000		$ 7,000
Bolivia | Bank Loan 2023
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 4,000